TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, as supplemented,

for each Portfolio listed below

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Transamerica AEGON Active Asset Allocation – Conservative VP

Effective December 10, 2012, the first bullet point under “Principal Investment Strategies” in the Prospectus and the first bullet point under “More on Each Portfolio’s Strategies and Investments - Transamerica AEGON Active Asset Allocation - Conservative VP” in the Prospectus are deleted and are replaced with the following:

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Under normal circumstances, the sub-adviser expects to allocate substantially all of the portfolio’s assets among underlying ETFs to achieve targeted exposure to domestic equities, international equities, domestic bonds, international bonds and foreign currency. The sub-adviser expects that, over the long-term, the portfolio’s allocation will average approximately 35% of portfolio assets in ETFs that invest primarily in global equities and approximately 65% of portfolio assets in ETFs that invest primarily in U.S. fixed income securities. The portfolio is subject to volatility guidelines. Based on these guidelines, the level of volatility of the equity markets, changes in volatility and the level of interest rates, the portfolio’s sub-adviser may increase the equity exposure to approximately 50% or may decrease the equity exposure to approximately 20%. Notwithstanding the guidelines, the sub-adviser may elect to allocate fewer assets to equity ETFs when it believes it is advisable to do so.

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Effective December 10, 2012, the following bullet point will be added as the third bullet point under “Principal Investment Strategies” in the Prospectus and as the third bullet point under “More on Each Portfolio’s Strategies and Investments - Transamerica AEGON Active Asset Allocation - Conservative VP” in the Prospectus:

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The sub-adviser decides how much of the portfolio’s assets to allocate to each underlying ETF based on what it considers to be prudent diversification principles and other factors, such as historical performance and volatility in the equity markets.

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Transamerica AEGON Active Asset Allocation – Moderate Growth VP

Effective December 10, 2012, the first bullet point under “Principal Investment Strategies” in the Prospectus and the first bullet point under “More on Each Portfolio’s Strategies and Investments - Transamerica AEGON Active Asset Allocation - Moderate Growth VP” in the Prospectus are deleted and are replaced with the following:

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Under normal circumstances, the sub-adviser expects to allocate substantially all of the portfolio’s assets among underlying ETFs to achieve targeted exposure to domestic equities, international equities, domestic bonds, international bonds and foreign currency. The sub-adviser expects that, over the long-term, the portfolio’s allocation will average approximately 70% of portfolio assets in ETFs that invest primarily in global equities and approximately 30% of portfolio assets in ETFs that invest primarily in U.S. fixed income securities. The portfolio is subject to volatility guidelines. Based on these guidelines, the level of volatility of the equity markets, changes in volatility and the level of interest rates, the portfolio’s sub-adviser may increase the equity exposure to approximately 95% or may decrease the equity exposure to approximately 30%. Notwithstanding the guidelines, the sub-adviser may elect to allocate fewer assets to equity ETFs when it believes it is advisable to do so.

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Effective December 10, 2012, the following bullet point will be added as the third bullet point under “Principal Investment Strategies” in the Prospectus and as the third bullet point under “More on the Portfolios’ Strategies and Investments - Transamerica AEGON Active Asset Allocation - Moderate Growth VP” in the Prospectus :

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The sub-adviser decides how much of the portfolio’s assets to allocate each underlying ETF based on what it considers to be prudent diversification principles and other factors, such as historical performance and volatility in the equity markets.

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Transamerica AEGON Active Asset Allocation – Moderate VP

Effective December 10, 2012, the first bullet point under “Principal Investment Strategies” in the Prospectus and the first bullet point under “More on Each Portfolio’s Strategies and Investments - Transamerica AEGON Active Asset Allocation - Moderate VP” in the Prospectus are deleted and are replaced with the following:

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Under normal circumstances, the sub-adviser expects to allocate substantially all of the portfolio’s assets among underlying ETFs to achieve targeted exposure to domestic equities, international equities, domestic bonds, international bonds and foreign currency. The sub-adviser expects that, over the long-term, the portfolio’s allocation will average approximately 50% of portfolio assets in ETFs that invest primarily in global equities and approximately 50% of portfolio assets in ETFs that invest primarily in U.S. fixed income securities. The portfolio is subject to volatility guidelines. Based on these guidelines, the level of volatility of the equity markets, changes in volatility and the level of interest rates, the portfolio’s sub-adviser may increase the equity exposure to approximately 70% or may decrease the equity exposure to approximately 25%. Notwithstanding the guidelines, the sub-adviser may elect to allocate fewer assets to equity ETFs when it believes it is advisable to do so.

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Effective December 10, 2012, the following bullet point will be added as the third bullet point under “Principal Investment Strategies” in the Prospectus and as the third bullet point under “More on Each Portfolio’s Strategies and Investments - Transamerica AEGON Active Asset Allocation - Moderate VP” in the Prospectus :

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The sub-adviser decides how much of the portfolio’s assets to allocate to each underlying ETF based on what it considers to be prudent diversification principles and other factors, such as historical performance and volatility in the equity markets.

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Transamerica Index 50 VP

Effective December 10, 2012, the first and second bullet points under “Principal Investment Strategies” in the Prospectus and the first and second bullet points under “More on Each Portfolio’s Strategies and Investments - Transamerica Index 50 VP” in the Prospectus are deleted and are replaced with the following:

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Under normal circumstances, the portfolio expects to allocate substantially all of its assets among underlying ETFs that track the performance of a benchmark index to achieve targeted exposure to domestic equities, international equities and domestic bonds. The portfolio intends to achieve a mix over time of approximately 50% of portfolio assets in ETFs that invest primarily in equities and 50% of portfolio assets in ETFs that invest primarily in U.S. fixed income securities. These percentages may vary. The portfolio is subject to volatility guidelines. Based on these guidelines, the level of volatility of the equity markets, changes in volatility and the level of interest rates, the sub-adviser may increase equity exposure to approximately 70% or may decrease equity exposure to approximately 25%. Notwithstanding the guidelines, the sub-adviser may elect to allocate fewer assets to equity ETFs when it believes it is advisable to do so.

•

The sub-adviser decides how much of the portfolio’s assets to allocate to each underlying ETF based on what it considered to be prudent diversification principles and other factors, such as historical performance and volatility in the equity markets.

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Transamerica Index 75 VP

Effective December 10, 2012, the first and second bullet points under “Principal Investment Strategies” in the Prospectus and the first and second bullet points under “More on Each Portfolio’s Strategies and Investments - Transamerica Index 75 VP” in the Prospectus are deleted and are replaced with the following:

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Under normal circumstances, the portfolio expects to allocate substantially all of its assets among underlying ETFs that track the performance of a benchmark index to achieve targeted exposure to domestic equities, international equities and domestic bonds. The portfolio intends to achieve a mix over time of approximately 75% of portfolio assets in ETFs that invest primarily in equities and 25% of portfolio assets in ETFs that invest primarily in U.S. fixed income securities. These percentages may vary. The portfolio is subject to volatility guidelines. Based on these guidelines, the level of volatility of the equity markets, changes in volatility and the level of interest rates, the sub-adviser may increase equity exposure to approximately 100% or may decrease equity exposure to approximately 35%. Notwithstanding the guidelines, the sub-adviser may elect to allocate fewer assets to equity ETFs when it believes it is advisable to do so.

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The sub-adviser decides how much of the portfolio’s assets to allocate to each underlying ETF based on what it considers to be prudent diversification principles and other factors, such as historical performance and volatility in the equity markets.

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Investors Should Retain this Supplement for Future Reference

October 19, 2012